Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:	484-583-8083
e-Mail:	kristen.winsko@lfg.com

VIA EDGAR

January 27, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

On behalf of the following series:

LVIP American Century VP Mid Cap Value Managed Volatility Fund

LVIP BlackRock Emerging Markets Managed Volatility Fund

LVIP Blackrock Equity Dividend Managed Volatility Fund

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

LVIP ClearBridge Large Cap Managed Volatility Fund

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

LVIP Dimensional International Core Equity Managed Volatility Fund

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

LVIP Invesco V.I. Comstock Managed Volatility Fund

LVIP Ivy Mid Cap Growth Managed Volatility Fund

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

LVIP MFS International Growth Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

LVIP SSgA International Managed Volatility Fund

LVIP SSgA Large Cap Managed Volatility Fund

LVIP SSgA Small-Cap Managed Volatility Fund

LVIP Templeton Growth Managed Volatility Fund

LVIP UBS Large Cap Growth Managed Volatility Fund

LVIP VIP Contrafund® Managed Volatility Portfolio

LVIP VIP Mid Cap Managed Volatility Portfolio

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

LVIP U.S. Growth Allocation Managed Risk Fund

(the “Funds”).

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Funds’ Prospectus dated May 1, 2015, as supplemented January 8, 2016. The purpose of this filing is to submit the Fund’s Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.
Senior Counsel